Subsequent events (Details) - Subsequent events $ in Millions	1 Months Ended
Oct. 31, 2019 USD ($) item
Subsequent Event [Line Items]
Number of new credit facilities | item	2
Maximum borrowing capacity	$ 201.5
Total cash released on the refinancing	$ 15.8
Credit facility one
Subsequent Event [Line Items]
Number of ships where proceeds will be used | item	8
Credit facility two
Subsequent Event [Line Items]
Number of ships where proceeds will be used | item	4
Term Loan | Credit facility one
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 140.0
Term Loan | Credit facility two
Subsequent Event [Line Items]
Maximum borrowing capacity	61.5
Revolving credit facility | Credit facility one
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 40.0